Income taxes (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 10,015	$ 12,800
Research and development expenses carryforward	3,200	6,624
Accrued and other	2,545	1,730
Share-based compensation	14,129	10,514
Capped call transaction	5,188	0
Operating lease liabilities	758	903
Acquired Intangible assets	392	0
Total deferred tax asset before valuation allowance	36,227	32,571
Valuation allowance	(10,061)	(30,718)
Total deferred tax asset after valuation allowance	26,166	1,853
Deferred tax liabilities:
Operating lease ROU assets	(732)	(853)
Acquired Intangible assets	(5,244)	(879)
Accrued and other	(1,495)	(121)
Total deferred tax liability	(7,471)	(1,853)
Net deferred taxes	$ 18,695	$ 0